Short-term Investment (Tables)	12 Months Ended
Oct. 31, 2022
Shortterm Investment Abstract
Schedule of fair value common shares held
	October 31, 2021	Additions	Unrealized loss	October 31, 2022

Medigus Ltd. – Shares	$–	$685,095	$(420,646)	$264,449

*	The share amount is following the Medigus 1:15 share split from November 14, 2022.